Earnings Per Share	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 16—EARNINGS PER SHARE

Earnings per share is based on the weighted average number of shares outstanding for the year. A reconciliation of the basic and diluted earnings per share for the last three fiscal years is as follows:

	2016	2015 (As Restated)
Basic
Net income attributable to common shareholders	$2,573	$2,806

Weighted average common shares outstanding	5,241,458	5,208,708

Basic earnings per share	$0.49	$0.54

Diluted
Net income attributable to common shareholders	$2,573	$2,806

Weighted average common shares outstanding for basic earnings per share	5,241,458	5,208,708
Add: Dilutive stock options outstanding	15,846	31,234

Average shares and dilutive potential common shares	5,257,304	5,239,942

Diluted earnings per share	$0.49	$0.54

Additional common stock option shares that have not been included due to their antidilutive effect	38,000	93,503